Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	At December 31, 2022
	Original cost	Accumulated depreciation	Assets net
	USD’000	USD’000	USD’000
Bearer plant	23,743	3,694	20,049
Buildings	542	251	291
Plant and machinery	507	456	51
Fixtures and equipment	18	17	1
Motor vehicles	1	1	—
Software	21	19	2
Leasehold improvements	21	18	3
	24,853	4,456	20,397

	At December 31, 2023
	Original cost	Accumulated depreciation	Assets net
	USD’000	USD’000	USD’000
Bearer plant	31,739	4,649	27,090
Buildings	531	280	251
Plant and machinery	497	466	31
Fixtures and equipment	18	17	1
Motor vehicles	1	1	—
Software	21	20	1
Leasehold improvements	20	19	1
	32,827	5,452	27,375